Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of the classification of operating and finance lease assets and obligations in the Company's Consolidated Balance Sheets
The following table summarizes the classification of operating and finance lease assets and obligations in the Company’s Condensed Consolidated Balance Sheets as of March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Operating leases:
Right of use assets	$1,579	$1,139
Operating lease liabilities, current	295	235
Operating lease liabilities, noncurrent	1,354	985

Total operating lease liabilities	$1,649	$1,220

Finance leases:
Right of use assets	$94	$102
Finance lease liabilities, current	$33	$32
Finance lease liabilities, noncurrent	74	82

Total finance lease liabilities	$107	$114

The following table summarizes the classification of operating and finance lease assets and obligations in the Company’s Consolidated Balance Sheets as of December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Operating leases:
Right of use assets	$1,139	$1,415
Operating lease liabilities, current	235	195
Operating lease liabilities, noncurrent	985	1,219

Total operating lease liabilities	$1,220	$1,414

Finance leases:
Right of use assets	$102	$145
Finance lease liabilities, current	32	30
Finance lease liabilities, noncurrent	82	115

Total finance lease liabilities	$114	$145

Schedule of Maturities of lease liabilities for the Company's operating and finance leases
Maturities of lease liabilities for the Company’s operating and finance leases are as follows for the year ending March 31, 2022 (in thousands):

	Operating Leases	Finance Leases	Total
2022 (remaining nine months)	$315	$30	$345
2023	428	40	468
2024	440	40	480
2025	440	7	447
2026	355	—	355
Thereafter	15	—	15

Total lease payments	1,993	117	2,110
Less: imputed interest	(344)	(10)	(354)

Present value of lease liabilities	$1,649	$107	$1,756

Maturities of lease liabilities for the Company’s operating and finance leases are as follows for the year ending December 31, 2021 (in thousands):

	Operating Leases	Finance Leases	Total
2022	$326	$40	$366
2023	332	40	372
2024	341	40	381
2025	282	7	289
2026	180	—	180
Thereafter	—	—	—

Total lease payments	1,461	127	1,588
Less: imputed interest	(241)	(13)	(254)

Present value of lease liabilities	$1,220	$114	$1,334